Concentrations of Credit Risk and Major Customers (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Held in cash balance	$ 148,747		$ 281,319
Insured bank account	75,000	¥ 500,000
Cash held in china financial instructions	$ 69,219		$ 74,394
Concentration risk, customers	December 31, 2020 and 2019, the Company had no receivable balance from customers.
Customers [Member]
Concentrations of Credit Risk and Major Customers (Details) [Line Items]
Concentration risk, customers	December 31, 2020 and 2019, customers accounting for 10% or more of the Company’s revenues were as follows: